VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—10.9%
Meta Platforms, Inc. Class A	65,529	$ 33,041
Netflix, Inc.(1)	23,167	15,635
Trade Desk, Inc. (The) Class A(1)	208,192	20,334
		69,010

Consumer Discretionary—20.1%
Airbnb, Inc. Class A(1)	76,719	11,633
Amazon.com, Inc.(1)	202,245	39,084
Home Depot, Inc. (The)	28,770	9,904
Marriott International, Inc. Class A	72,755	17,590
MercadoLibre, Inc.(1)	6,803	11,180
NIKE, Inc. Class B	124,176	9,359
O’Reilly Automotive, Inc.(1)	15,996	16,893
Ross Stores, Inc.	80,487	11,696
		127,339

Consumer Staples—2.2%
Estee Lauder Cos., Inc. (The) Class A	37,150	3,953
Monster Beverage Corp.(1)	196,490	9,814
		13,767

Energy—0.5%
Devon Energy Corp.	59,660	2,828
Financials—10.6%
Block, Inc. Class A(1)	109,620	7,069
Progressive Corp. (The)	82,417	17,119
S&P Global, Inc.	19,995	8,918
Visa, Inc. Class A	130,551	34,266
		67,372

Health Care—9.3%
Danaher Corp.	43,931	10,976
Eli Lilly & Co.	22,632	20,491
IDEXX Laboratories, Inc.(1)	11,025	5,371
Mettler-Toledo International, Inc.(1)	3,687	5,153
Zoetis, Inc. Class A	97,596	16,919
		58,910

Industrials—9.1%
Equifax, Inc.	39,776	9,644
Fair Isaac Corp.(1)	16,218	24,143
	Shares	Value

Industrials—continued
Paycom Software, Inc.	31,398	$ 4,491
Uber Technologies, Inc.(1)	263,120	19,124
		57,402

Information Technology—31.4%
Accenture plc Class A	36,204	10,985
Amphenol Corp. Class A	453,814	30,574
BILL Holdings, Inc.(1)	94,416	4,968
Cadence Design Systems, Inc.(1)	53,982	16,613
Gartner, Inc.(1)	14,738	6,618
MongoDB, Inc. Class A(1)	35,510	8,876
NVIDIA Corp.	512,320	63,292
Roper Technologies, Inc.	25,193	14,200
ServiceNow, Inc.(1)	12,118	9,533
Shopify, Inc. Class A(1)	168,375	11,121
Snowflake, Inc. Class A(1)	55,200	7,457
Workday, Inc. Class A(1)	64,654	14,454
		198,691

Materials—1.9%
Ecolab, Inc.	51,019	12,142
Real Estate—2.7%
CoStar Group, Inc.(1)	154,261	11,437
Prologis, Inc.	50,868	5,713
		17,150

Total Common Stocks (Identified Cost $262,989)		624,611

Total Long-Term Investments—98.7% (Identified Cost $262,989)		624,611

TOTAL INVESTMENTS—98.7% (Identified Cost $262,989)		$624,611
Other assets and liabilities, net—1.3%		8,223
NET ASSETS—100.0%		$632,834

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$624,611	$624,611
Total Investments	$624,611	$624,611
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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